Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash on hand and balances with banks	$ 23,920	$ 4,801
Interest-bearing deposits with maturities of three months or less	351	3,037
Cash and cash equivalents	$ 24,271	$ 7,838	$ 14,512